Other liabilities - Options under Business Combination (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y Option	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y shares	Dec. 31, 2016 USD ($) EquityInstruments Y Option shares	Dec. 23, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exchanged upon business combination | shares							1
Share options exercised | Option			30,000
Aggregate intrinsic value of options outstanding						$ 580,000
Ferroglobe Stock Option Replacement Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | EquityInstruments		0				0
Share options exercised		34,990	34,990			0
Outstanding at beginning of the period | EquityInstruments		629,378				1,310,666
Expired		(71,027)	(71,027)			(681,288)
Outstanding at end of the period | EquityInstruments		523,361				629,378
Exercisable | EquityInstruments	515,028	515,028	515,028	515,028	515,028
Weighted average exercise price at the beginning of the period				$ 14.59		$ 16.80
Weighted average exercise price, Exercised				6.77
Weighted average exercise price, expired				14.54		18.83
Weighted average exercise price at the end of the period				15.12		$ 14.59
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.10	$ 15.10	$ 15.10	$ 15.10	$ 15.10
Weighted average remaining contractual term, outstanding | Y	0.89	0.89	0.89	0.89	0.89	1.75
Weighted average remaining contractual term, exercisable	10 months 13 days
Aggregate intrinsic value of options outstanding	$ 1,774,000	$ 1,774,000	$ 1,774,000	$ 1,774,000	$ 1,774,000
Aggregate intrinsic value of options exercisable	$ 1,774,000	$ 1,774,000	$ 1,774,000	1,774,000	$ 1,774,000
Number of options vested | shares					515,028	588,545
Number of options unvested | shares					8,333	40,833
Share based compensation expense				$ 4,000		$ 69,000